N-4	May 01, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	TALCOTT RESOLUTION LIFE INSURANCE CO SEPARATE ACCOUNT 11
Entity Central Index Key	0001140019
Entity Investment Company Type	N-4
Document Period End Date	Mar. 20, 2026
Amendment Flag	false
C000078453 [Member]
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Government Mortgage-Backed Bond	Goldman Sachs U.S. Mortgages Fund - Class A*	0.79%	-2.69%	-1.63%	0.20%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A

*Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

Variable Option [Line Items]
Portfolio Companies [Table Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Government Mortgage-Backed Bond	Goldman Sachs U.S. Mortgages Fund - Class A*	0.79%	-2.69%	-1.63%	0.20%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A

*Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

Temporary Fee Reductions, Current Expenses [Text Block]	*Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.
C000078453 [Member] | C000025402 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Government Mortgage-Backed Bond
Portfolio Company Name [Text Block]	Goldman Sachs U.S. Mortgages Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	(2.69%)
Average Annual Total Returns, 5 Years [Percent]	(1.63%)
Average Annual Total Returns, 10 Years [Percent]	0.20%
C000068094 [Member]
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Government Mortgage-Backed Bond	Goldman Sachs U.S. Mortgages Fund - Class A*	0.79%	-2.69%	-1.63%	0.20%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A

*Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

Variable Option [Line Items]
Portfolio Companies [Table Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Government Mortgage-Backed Bond	Goldman Sachs U.S. Mortgages Fund - Class A*	0.79%	-2.69%	-1.63%	0.20%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A

*Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

Temporary Fee Reductions, Current Expenses [Text Block]	*Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.
C000068094 [Member] | C000025402 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Government Mortgage-Backed Bond
Portfolio Company Name [Text Block]	Goldman Sachs U.S. Mortgages Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	(2.69%)
Average Annual Total Returns, 5 Years [Percent]	(1.63%)
Average Annual Total Returns, 10 Years [Percent]	0.20%
C000078454 [Member]
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Government Mortgage-Backed Bond	Goldman Sachs U.S. Mortgages Fund - Class A*	0.79%	-2.69%	-1.63%	0.20%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A

*Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

Variable Option [Line Items]
Portfolio Companies [Table Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Government Mortgage-Backed Bond	Goldman Sachs U.S. Mortgages Fund - Class A*	0.79%	-2.69%	-1.63%	0.20%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A

*Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

Temporary Fee Reductions, Current Expenses [Text Block]	*Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.
C000078454 [Member] | C000025402 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Government Mortgage-Backed Bond
Portfolio Company Name [Text Block]	Goldman Sachs U.S. Mortgages Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	(2.69%)
Average Annual Total Returns, 5 Years [Percent]	(1.63%)
Average Annual Total Returns, 10 Years [Percent]	0.20%